Investment Securities (Securities with Unrealized Losses by Length of Impairment) (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Securities in unrealized loss position, less than 12 months, fair value	$ 12,019,098	$ 15,224,715
Securities in unrealized loss position, fair value	12,019,098	15,224,715
Securities in unrealized loss position, less than 12 months, unrealized losses	124,674	92,670
Securities in unrealized loss position, unrealized losses	124,674	92,670
U.S. treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities in unrealized loss position, less than 12 months, fair value		7,929,685
Securities in unrealized loss position, less than 12 months, unrealized losses		19,537
U.S. government agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities in unrealized loss position, less than 12 months, fair value	4,494,900
Securities in unrealized loss position, fair value	4,494,900	7,929,685
Securities in unrealized loss position, less than 12 months, unrealized losses	7,325
Securities in unrealized loss position, unrealized losses	7,325	19,537
Municipal securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities in unrealized loss position, less than 12 months, fair value	5,979,738	492,085
Securities in unrealized loss position, fair value	5,979,738	492,085
Securities in unrealized loss position, less than 12 months, unrealized losses	115,307	7,915
Securities in unrealized loss position, unrealized losses	115,307	7,915
Mortgage backed [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities in unrealized loss position, less than 12 months, fair value	1,544,460	6,802,945
Securities in unrealized loss position, fair value	1,544,460	6,802,945
Securities in unrealized loss position, less than 12 months, unrealized losses	2,042	65,218
Securities in unrealized loss position, unrealized losses	$ 2,042	$ 65,218